Property, plant and equipment, net - Schedule of Property, Plant and Equipment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cost
Beginning Balance	€ 4,303.0	€ 3,706.3
Additions	711.4	673.4
Disposals	(68.2)	(122.6)
Net non-cash movements to/from Inventories	(23.9)	33.9
Effect of changes in exchange rates	(25.4)	12.0
Ending Balance	5,022.0	4,303.0	€ 3,706.3
Accumulated depreciation and impairment
Beginning Balance	2,303.7	2,116.8
Depreciation	351.7	325.3	315.4
Impairment charges	2.7	4.7
Disposals	(65.4)	(119.5)
Net non-cash movements to/from Inventories	(29.9)	(28.7)
Effect of changes in exchange rates	(11.1)	5.1
Ending Balance	2,551.7	2,303.7	2,116.8
Carrying amount
Carrying amount	2,470.3	1,999.3	1,589.5
Berliner Glas
Cost
Additions	125.1
Land and buildings
Cost
Beginning Balance	2,036.5	1,709.8
Additions	359.3	321.0
Disposals	(0.4)	(0.3)
Net non-cash movements to/from Inventories	0.0	0.0
Effect of changes in exchange rates	(12.3)	6.0
Ending Balance	2,432.2	2,036.5	1,709.8
Accumulated depreciation and impairment
Beginning Balance	746.3	646.0
Depreciation	102.0	98.5
Impairment charges	0.0	0.0
Disposals	(0.1)	(0.2)
Net non-cash movements to/from Inventories	0.0	0.0
Effect of changes in exchange rates	(5.6)	2.0
Ending Balance	842.6	746.3	646.0
Carrying amount
Carrying amount	1,589.6	1,290.2
Land and buildings | Berliner Glas
Cost
Additions	49.1
Machinery and equipment
Cost
Beginning Balance	1,587.8	1,305.1
Additions	263.0	261.1
Disposals	(53.6)	(17.5)
Net non-cash movements to/from Inventories	(23.9)	33.9
Effect of changes in exchange rates	(10.1)	5.2
Ending Balance	1,828.9	1,587.8	1,305.1
Accumulated depreciation and impairment
Beginning Balance	1,022.7	892.0
Depreciation	186.2	166.7
Impairment charges	2.7	4.7
Disposals	(51.6)	(14.8)
Net non-cash movements to/from Inventories	(29.9)	(28.7)
Effect of changes in exchange rates	(3.9)	2.8
Ending Balance	1,126.2	1,022.7	892.0
Carrying amount
Carrying amount	702.7	565.1
Machinery and equipment | Berliner Glas
Cost
Additions	65.7
Leasehold improvements
Cost
Beginning Balance	301.0	275.2
Additions	45.7	26.7
Disposals	(5.2)	(1.4)
Net non-cash movements to/from Inventories	0.0	0.0
Effect of changes in exchange rates	(1.2)	0.5
Ending Balance	340.3	301.0	275.2
Accumulated depreciation and impairment
Beginning Balance	281.3	260.9
Depreciation	21.4	21.3
Impairment charges	0.0	0.0
Disposals	(4.7)	(1.2)
Net non-cash movements to/from Inventories	0.0	0.0
Effect of changes in exchange rates	(0.7)	0.3
Ending Balance	297.3	281.3	260.9
Carrying amount
Carrying amount	43.0	19.7
Leasehold improvements | Berliner Glas
Cost
Additions	0.0
Furniture, fixtures and other
Cost
Beginning Balance	377.7	416.2
Additions	43.4	64.6
Disposals	(9.0)	(103.4)
Net non-cash movements to/from Inventories	0.0	0.0
Effect of changes in exchange rates	(1.8)	0.3
Ending Balance	420.6	377.7	416.2
Accumulated depreciation and impairment
Beginning Balance	253.4	317.9
Depreciation	42.1	38.8
Impairment charges	0.0	0.0
Disposals	(9.0)	(103.3)
Net non-cash movements to/from Inventories	0.0	0.0
Effect of changes in exchange rates	(0.9)	0.0
Ending Balance	285.6	253.4	€ 317.9
Carrying amount
Carrying amount	135.0	€ 124.3
Furniture, fixtures and other | Berliner Glas
Cost
Additions	€ 10.3